Long-Term Debt Revolving Loan (Details) (USD $)	3 Months Ended		12 Months Ended										3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Mar. 31, 2013 Revolving Credit Facility [Member]	Jun. 24, 2011 Revolving Credit Facility [Member]	Jun. 23, 2011 Revolving Credit Facility [Member]	Mar. 31, 2013 Letter of Credit [Member]	Dec. 31, 2012 Letter of Credit [Member]	Jun. 30, 2013 Term Loan [Member]	Dec. 31, 2011 Term Loan [Member]	Mar. 31, 2013 Term Loan [Member]	Dec. 31, 2012 Term Loan [Member]	Mar. 31, 2013 Nonextended loans due 2014 [Member]	Dec. 31, 2012 Nonextended loans due 2014 [Member]	Dec. 31, 2012 Higher Utilization [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 Lower Utilization [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 LIBOR [Member] Minimum [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 LIBOR [Member] Minimum [Member] Nonextended loans due 2014 [Member]	Dec. 31, 2012 LIBOR [Member] Maximum [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 LIBOR [Member] Maximum [Member] Nonextended loans due 2014 [Member]	Dec. 31, 2012 ABR [Member] Minimum [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 ABR [Member] Minimum [Member] Nonextended loans due 2014 [Member]	Dec. 31, 2012 ABR [Member] Maximum [Member] Revolving Credit Facility [Member]	Dec. 31, 2012 ABR [Member] Maximum [Member] Nonextended loans due 2014 [Member]	Mar. 31, 2013 Accounts Payable, Inventory Financing [Member]	Dec. 31, 2012 Accounts Payable, Inventory Financing [Member]	Dec. 31, 2012 Accounts Payable, Inventory Financing [Member] Revolving Credit Facility [Member]	Aug. 01, 2011 Accounts Payable, Inventory Financing [Member] Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt, long-term and short-term			$ 3,766,000,000			$ 0	$ 0	$ 0						$ 1,540,500,000	$ 1,299,500,000	$ 1,339,500,000	$ 408,700,000	$ 421,300,000
Letters of Credit Outstanding, Amount											1,700,000	1,700,000
Floorplan sub-facility, reserve						275,900,000		248,900,000																					12,200,000	8,000,000
Line of Credit Facility, Maximum Borrowing Capacity						900,000,000		900,000,000		800,000,000
Line Of Credit Facility, Maximum Aggregate Increase						200,000,000				100,000,000
Revolving Loan Maturity Acceleration Provision, Days Prior to Maturity						45 days
Revolving Loan Maturity Acceleration Provision, Excess Cash Availability Limit, Amount Plus Outstanding Debt						150,000,000
Line of Credit Facility, Fee on Unused Portion, Basis Points										25									37.5	50
Floorplan sub-facility																													400,000,000.0	400,000,000	400,000,000	300,000,000
Gains (Losses) on Extinguishment of Debt	3,900,000	9,400,000	17,200,000	118,900,000	(2,000,000)		1,600,000						10,300,000	3,200,000
Deferred Finance Costs, Net									7,200,000
Amount owed under Revolving loan financing agreement																													236,700,000	267,900,000
Floorplan sub-facility, variation in balance due to timing																													16,100,000	(19,600,000)
Variable Interest Rate Margin, ABR Determination, Basis Point Plus Federal Funds Effective Rate						50
Variable Interest Rate Margin, ABR Determination, Percentage Plus LIBOR						1.00%
Variable Interest Rate Margin																					2.00%	3.50%	2.50%	4.00%	1.00%	2.50%	1.50%	3.00%
Potential Margin Reduction						0.25%
Senior Secured Leverage Ratio, Maximum to Achieve Potential Margin Reduction						3.0
Senior secured leverage ratio, actual															2.1	2.4
Percentage reserve for open orders under financing agreement						15.00%		15.00%
Line of Credit Facility, Borrowing Base						1,018,200,000		1,009,700,000
Line of Credit Facility, Remaining Borrowing Capacity						$ 622,400,000		$ 649,400,000
Revolving Loan, Consecutive Business Days Below Minimum Average Daily Excess Cash Availability Requirement						5 days
Revolving Loan, Minimum Average Daily Excess Cash Availability Requirement, Consecutive Business Days Met						30 days